NOTES PAYABLE	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 9 – NOTES PAYABLE

Notes Payable

Debentures

On June 20, 2018, the Company issued a total of $150,000 of convertible 6% debentures (“150,000 Debentures”) to an accredited investor (“Lender”). The principal amount of the $150,000 Debentures, plus accrued and unpaid interest through June 30, 2019 were payable on the 10th business day subsequent to June 30, 2019, unless the payment of the $150,000 Debentures were prepaid at the sole option of the Company, were converted as provided for under the terms of the $150,000 Debentures, and/or accelerated due to an event of default in accordance with the terms of the $150,000 Debentures. Interest on the $150,000 Debentures for each calendar quarter ended beginning with the quarter ended June 30, 2018 is payable on the 10th business day following the immediately prior calendar quarter. The $150,000 Debentures were not repaid as required. At July 31, 2022, the principal balance of the $150,000 Debentures outstanding was $122,053 and accrued and unpaid interest was $0.

On August 20, 2022, the Lender and the Company entered into a settlement and general release agreement whereby the Company agreed to make a lump sum payment of $87,500 in full satisfaction of all obligations of Company to Lender pursuant to the terms of the $150,000 Debentures and Lender’s release of any claims existing under the $150,000 Debentures or any other agreement, understanding, or otherwise related to the Lender’s involvement with the Company and their affiliates and representatives.

Unsecured Promissory Note For Professional Fees Owed

On January 24, 2022, the Company reached an agreement with a professional firm in connection with unpaid legal services owing as of December 31, 2021 in the amount of $278,340 (“Unpaid Professional Fees”). In connection with the agreement, the Company issued the professional firm a promissory note in the amount of $256,000 of which the Company was required to make a cash payment of $166,000 by January 25, 2022 and twelve monthly payments of $7,500 beginning February 28, 2022. If the Company makes all payments as required under the promissory note, then the Company will receive a discount of $22,340, representing the remaining balance of the Professional Fees outstanding from the December 31, 2021 balances after all payments of the promissory note are applied. The balance outstanding at July 31, 2022 is $45,000. On August 25, 2022, the Company paid off the entire remaining amount due under the promissory note.

Unsecured Promissory Note

On February 5, 2019, the Company entered into an unsecured loan agreement with a third party with a principal balance of $25,000. The outstanding principal was due March 8, 2019. The loan was not repaid on the maturity date as required. The third party subsequently agreed to apply amounts due for invoices due from third party for future purchases of the Company products to the extent of the outstanding balances owed by the Company in connection with the loan (interest and principal). As of July 31, 2022 and October 31, 2021, the remaining amount due under this arrangement was $0 and $4,392, respectively.

Promissory Note - SPA

On January 11, 2022, the Company entered into a Securities Purchase Agreement (“SPA”) with AJB Capital Investments, LLC (“Purchaser”) pursuant to which we sold a promissory note in the principal amount of $600,000 (“Promissory Note”) to the Purchaser in a private transaction for a purchase price of $540,000 (giving effect to original issue discount of $60,000). In connection with the sale of the Promissory Note, the Company also paid the Purchaser’s legal fees and due diligence costs of $12,500 and brokerage fees of $9,000 to J.H. Darbie & Co., a registered broker-dealer which were expensed during the nine months ended July 31, 2022. After payment of the legal fees and brokerage fees, the net proceeds to the Company were $518,500, which were used for working capital and other general corporate purposes.

The Promissory Note matures on July 11, 2022, subject to extension at the option of the Company for up to an additional six month period (“Extension”), bears interest at a rate of 10% per annum for the first six months, payable monthly, and 12% per annum thereafter, payable monthly, if extended. On July 11, 2022, the Company exercised its option to extend the Promissory Note an additional six months until January 11, 2023.

Under the terms of the Promissory Note, only following an event of default (as defined in the Promissory Note), is convertible into shares of the Company’s common stock at a conversion price equal to the lower of the “VWAP” (as hereinafter defined) of the common stock during (i) the twenty (20) trading day period preceding the issuance date of the Note; or (ii) the twenty (20) trading day period preceding the date of conversion of the Promissory Note. As used in the Promissory Note, “VWAP” means, for any date, the price of our common stock as determined by the first of the following clauses that applies: (i) if the common stock is then listed or quoted on one or more established stock exchanges or national market systems, the daily volume weighted average price of the common stock for such date on the trading market on which the common stock is then listed or quoted as reported by Bloomberg L.P.; or (ii) if the common stock is regularly quoted on an automated quotation system (including applicable tiers of the over-the-counter market maintained by OTC Market Group, Inc.) or by a recognized securities dealer, the volume weighted average price of the common stock for such date on the applicable OTC Markets Group, Inc. tier or as quoted by such securities dealer. In accordance with the terms of the SPA, as of January 11, 2022, the Company has reserved 36,923,080 shares of its authorized but unissued common stock for issuance in the event the Purchaser exercises its right to convert the Promissory Note following an event of default.

The Promissory Note may be prepaid by the Company at any time without penalty. The Promissory Note also contains covenants, events of defaults, penalties, default interest and other terms and conditions customary in transactions of this nature.

Pursuant to the terms of the SPA, the Company paid a commitment fee to the Purchaser in the amount of $123,000 (“Initial Commitment Fee”) in the form of 3,076,923 shares of the Company’s common stock (the “Initial Commitment Fee Shares”) valued at $0.04, the closing price of the common stock of the Company on the closing date. In addition, in connection with the Extension, the Company paid an additional commitment fee to the Purchaser in the amount of $33,231 in the form of an additional 1,538,462 shares of its common stock (“Additional Commitment Fee Shares,” and together with the Initial Commitment Fee Shares, collectively, “Commitment Fee Shares”) valued at $0.0216, the closing price of the common stock of the Company on the Extension date.

In the event that by the first anniversary of repayment of the Promissory Note by the Company, the Purchaser has not generated the amount of $300,000 from public sales of the Commitment Fee Shares, the Company shall either pay the amount of any such shortfall either (i) by issuing additional shares of our common stock at a price equal to the VWAP for the common stock during the five (5) trading day period prior to such anniversary date; or (ii) in cash, in which case, the Company shall repurchase any unsold Commitment Fee Shares then held by the Purchaser for such shortfall amount (“Commitment Fee Shortfall Obligation”).

The offer and sale of the Promissory Note to the Purchaser was made in a private transaction exempt from the registration requirements of the Securities Act of 1933, as amended (“Securities Act”), in reliance on exemptions afforded by Section 4(a)(2) of the Securities Act and Rule 506(b) of Regulation D promulgated thereunder.

Upon the closing, the Company recorded a discount of the Promissory Note in the amount of $260,000, consisting of the original issue discount of $60,000, the fair value of the Initial Commitment Fee Shares of $123,000 and the Commitment Fee Shortfall Obligation of $77,000. These costs were fully amortized over the initial term of the Promissory Note. In connection with the Extension, the Company recorded a discount of the Promissory Note in the amount of $100,000, consisting of the fair value of the Additional Commitment Fee Shares of $33,231 and the Additional Commitment Fee Shortfall Obligation of $66,769. These costs are being amortized over the term of the Extension.

For the three months and nine months ended July 31, 2022, $110,222 and $272,000, respectively, of the total discounts recorded in connection with the issuance of the Promissory Note have been amortized.

At July 31, 2022, the fair value of the Commitment Fee Shares was approximately $138,461 (valued at $0.03 the closing price of the common stock of the Company on July 29, 2022). As a result, the Company has recorded a reduction in the Commitment Fee Shortfall Obligation in the amount of $42,770 for the three months ended July 31, 2022 and an additional Commitment Fee Shortfall Obligation in the amount of $17,769 for the nine months ended July 31, 2022. The total Commitment Fee Shortfall Obligation at July 31, 2022 was $161,539.

NOTE 8 – NOTES PAYABLE

Private Placement Of Convertible Debentures

On June 20, 2018, the Company issued a total of $150,000 of convertible 6% debentures (“150,000 Debentures”) to an accredited investor. The principal amount of the $150,000 Debentures, plus accrued and unpaid interest through June 30, 2019 were payable on the 10th business day subsequent to June 30, 2019, unless the payment of the $150,000 Debentures were prepaid at the sole option of the Company, were converted as provided for under the terms of the $150,000 Debentures, and/or accelerated due to an event of default in accordance with the terms of the $150,000 Debentures. Interest on the $150,000 Debentures for each calendar quarter ended beginning with the quarter ended June 30, 2018 is payable on the 10th business day following the immediately prior calendar quarter. The $150,000 Debentures were not repaid as required. At October 31, 2021, the principal balance of the $150,000 Debentures outstanding was $144,000 and accrued and unpaid interest was $2,160.

During October 2018, the Company issued a total of $70,000 of convertible 6% debentures (“70,000 Debentures”) to two accredited investors. The principal amount of the $70,000 Debentures, plus accrued and unpaid interest through September 30, 2019 were payable on the 10th business day subsequent to September 30, 2019. The $70,000 Debentures were not paid on the required maturity dates. On June 25, 2020, the Company entered into a settlement and general release agreement with the holder of the $50,000 Debenture (one of the two holders that participated in the $70,000 Debentures described above), whereby the Company is required to repay the balance of the $50,000 Debenture in eight monthly installments of $6,250 plus outstanding accrued interest beginning June 30, 2020 and ending on January 31, 2021. During October 2020, the Company and the holder of the $20,000 debenture (one of the two holders that participated in the $70,000 Debentures described above), agreed to convert the principal amount of the $20,000 debenture plus interest accrued and unpaid through the date of the conversion totaling approximately $20,300 into 160,000 shares of common stock of the Company (approximately $0.125 per share). The conversion price was at a discount to the trading price of $0.278 as of the effective date of the transaction, resulting in additional interest costs of $24,180, which have been recorded during the year ended October 31, 2020.

Unsecured Promissory Note

On February 5, 2019, the Company entered into an unsecured loan agreement with a third party with a principal balance of $25,000. The outstanding principal was due March 8, 2019. The loan was not repaid on the maturity date as required. The third party subsequently agreed to apply amounts due for invoices due from third party for future purchases of the Company products to the extent of the outstanding balances owed by the Company in connection with the loan (interest and principal). As of October 31, 2021, the remaining amount due under this arrangement was approximately $4,392.

Credit Facility

On September 19, 2019, the Company’s wholly owned subsidiary, General Surgical Florida, received $100,000 in connection with an unsecured line of credit (“Credit Facility”). The Credit Facility was fully repaid on November 2, 2020. Under the terms of the Credit Facility, the Company was required to make weekly payments averaging approximately $2,541 (payments totaling $132,160). The effective annual interest rate was approximately 45.67%. Proceeds received from the Credit Facility were used for working capital purposes. Mr. Iglesias, who at the time was the Company’s Chief Executive Officer, provided a personal guaranty in connection with amounts required to paid under the Credit Facility.

Funding Facility

On October 10, 2019, the Company and an investor (“Noteholder”) agreed to a funding facility arrangement (“Funding Facility”) whereby the Noteholder was required to fund the Company an initial tranche of $100,000 on October 15, 2019 (“Initial Funding Date”) and had the option to fund the Company up to an aggregate of $500,000 (“Funding Facility Limit”) in minimum $100,000 monthly tranches by no later than February 15, 2020 (“Funding Expiration Date”). The Funding Facility matures on February 15, 2021 (“Maturity Date”) and accrues interest at 6.0% per annum. The Funding Facility, plus all accrued interest, automatically converts into 40,000,000 shares of newly issued restricted common stock of the Company (“Converted Stock”) if the Noteholder funds the full $500,000 by the Funding Expiration Date. The Noteholder fully funded the Funding Facility as prescribed on February 12, 2020 and the Company issued the Noteholder the Converted Stock to the Noteholders designated entity, Republic Asset Holdings LLC.

The Company determined the fair value of the Converted Stock in accordance with ASC 820, which was determined to be approximately $599,400. As a result, the Company has recorded additional interest expense in the amount of $94,170, as of the date of conversion, representing the amount of the discount to the fair value of the Converted Stock associated with the conversion of the Funding Facility obligation totaling $505,230 on the date of conversion (principal and accrued interest).